Annual Total Returns [BarChart] - TCW Emerging Markets Local Currency Income Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(1.49%)
Annual Return 2012	18.05%
Annual Return 2013	(7.55%)
Annual Return 2014	(5.94%)
Annual Return 2015	(14.89%)
Annual Return 2016	12.13%
Annual Return 2017	16.27%
Annual Return 2018	(8.22%)
Annual Return 2019	12.90%
Annual Return 2020	1.78%